Investment fund	12 Months Ended
Dec. 31, 2011
Investment fund
6.	Investment fund

The balance in the investment fund for $120.4 million as of December 31, 2011 and $167.3 million as of December 31, 2010 represents the participation of the Feeder in the net asset value (NAV) of the Fund.

The Fund’s net assets are mainly composed by cash, investments in equity and debt instruments, and derivative financial instruments that are quoted and traded in active markets.

As of December 31, 2011, the Feeder owns 98.03% of the Fund with a total of 93,094.3 shares issued, divided in 2,948.0 “Class A” shares, 397.9 “Class A1” shares, 89,040.3 “Class B” shares and 708.1 “Class E1” shares.

As of December 31, 2010, the Feeder owns 97.56% of the Fund with a total of 146,134.7 shares issued, divided in 9,090.9 “Class A” shares, 7,968.5 “Class A1” shares, 128,367.2 “Class B” shares and 708.1 “Class E1” shares.

The Fund has issued “Class A”, “Class A1”, “Class B”, “Class C”, “Class D”, “Class E” and “Class E1” shares and administrative shares. “Class A”, “Class A1” and “Class B” shares are participating shares in the net gains (losses) of the Fund, and only differ in relation to certain administrative fees. “Class C” and “Class D” shares do not participate in the net gains (losses) of the Fund; they are only entitled to the performance allocation from “Class A”, “Class A1” and “Class B” shares. The “Class E” and “Class E1” shares are not subject to either administrative fees or performance allocation. The Bank owns the Feeder’s and the Fund’s administrative shares.

“Class A”, “Class A1” and “Class E” shares can be redeemed monthly by investors with 30 day’s notice. $100 million of the “Class B” shares can be redeemed starting in 2012.